Cash flow statement	12 Months Ended
Dec. 31, 2023
Disclosure of cash flow statement [Abstract]
Cash flow statement
Note 53: Cash flow statement
(A)    Change in operating assets

	2023 £m	2022[1,2] £m	2021[2] £m
Change in financial assets held at amortised cost	12,311	(1,639)	(2,379)
Change in financial assets at fair value through profit or loss	(22,539)	26,219	(15,565)
Change in derivative financial instruments	1,805	(7,704)	6,132
Change in other operating assets	(687)	(141)	1,447
Change in operating assets	(9,110)	16,735	(10,365)
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
2    Restated for presentational changes; see note 1.
Note 53: Cash flow statement continued
(B)    Change in operating liabilities

	2023 £m	2022[1,2] £m	2021[2] £m
Change in deposits from banks	(1,110)	(388)	(5,052)
Change in customer deposits	(3,850)	(1,207)	25,672
Change in repurchase agreements	(10,893)	17,471	2,941
Change in financial liabilities at fair value through profit or loss	6,925	(4,849)	391
Change in derivative financial instruments	(3,893)	5,982	(9,258)
Change in debt securities in issue at amortised cost	2,094	1,651	(15,896)
Change in insurance contracts	9,845	(14,901)	7,328
Change in investment contract liabilities	5,502	(1,414)	6,588
Change in other operating liabilities[3]	(388)	(864)	(432)
Change in operating liabilities	4,232	1,481	12,282
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
2    Restated for presentational changes; see note 1.
3    Includes an increase of £315 million (2022: decrease of £158 million; 2021: decrease of £197 million) in respect of lease liabilities.
(C)    Non-cash and other items

	2023 £m	2022[1,2] £m	2021[2] £m
Interest expense on subordinated liabilities	720	697	1,320
Hedging valuation adjustments on subordinated debt	141	(1,871)	(781)
Accretion of discounts and amortisation of premiums and issue costs	1,259	462	(306)
Revaluation of investment properties	87	511	(575)
Net gain on sale of financial assets at fair value through other comprehensive income	(122)	(92)	2
Share of post-tax results of associates and joint ventures	16	(10)	(2)
Profit on disposal of tangible fixed assets	(61)	(121)	(268)
Net (credit) charge in respect of defined benefit schemes	(79)	125	236
Depreciation and amortisation	2,905	2,396	2,825
Regulatory and legal provisions	675	255	1,300
Other provision movements	(30)	(74)	(66)
Allowance for loan losses	315	1,372	(1,121)
Write-off of allowance for loan losses, net of recoveries	(1,115)	(759)	(935)
Impairment charge (credit) on undrawn balances	–	122	(257)
Impairment (credit) charge on financial assets at fair value through other comprehensive income	(2)	6	(2)
Transactions in own shares	103	(60)	(13)
Transfers to income statement from reserves	1,838	43	(621)
Foreign exchange impact on balance sheet[3]	502	(286)	140
Other non-cash items	176	185	23
Total non-cash items	7,328	2,901	899
Contributions to defined benefit schemes	(1,345)	(2,533)	(1,347)
Payments in respect of regulatory and legal provisions	(378)	(625)	(817)
Other	17	13	–
Total other items	(1,706)	(3,145)	(2,164)
Non-cash and other items	5,622	(244)	(1,265)
1    Restated for the adoption of IFRS 17; see notes 1 and 54.
2    Restated for presentational changes; see note 1.
3    When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.
Note 53: Cash flow statement continued
(D)    Acquisition of Group undertakings and businesses

	2023 £m	2022 £m	2021 £m
Net assets acquired:
Cash and cash equivalents	38	–	–
Intangible assets	182	68	–
Other assets	672	131	3
Deferred tax	(58)	–	–
Other liabilities	(646)	(146)	–
Goodwill arising on acquisition	143	335	–
Cash consideration	331	388	3
Less cash and cash equivalents acquired	(38)	(74)	–
Net cash outflow arising from acquisition of subsidiaries and businesses	293	314	3
Acquisition of and additional investment in joint ventures	87	95	54
Net cash outflow from acquisitions in the year	380	409	57
(E)    Analysis of cash and cash equivalents as shown in the balance sheet

	2023 £m	2022 £m	2021 £m

Cash and balances at central banks	78,110	91,388	76,420
Less mandatory reserve deposits[1]	(1,930)	(2,111)	(2,178)
	76,180	89,277	74,242
Loans and advances to banks and reverse repurchase agreements	19,048	14,418	10,533
Less amounts with a maturity of three months or more	(6,390)	(7,866)	(5,581)
	12,658	6,552	4,952
Total cash and cash equivalents	88,838	95,829	79,194
1    Mandatory reserve deposits are held with local central banks in accordance with statutory requirements. Where these deposits are not held in demand accounts and are not available to finance the Group’s day-to-day operations they are excluded from cash and cash equivalents.
Included within cash and cash equivalents at 31 December 2023 is £31 million (2022: £37 million; 2021: £76 million) of restricted cash and cash equivalents is held within the Group’s long-term insurance and investments operations, which is not immediately available for use in the business.